Loans, net - Reconciliation of changes in allowance account for credit losses of loans receivable (Detail) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Beginning of year balances, Loans		S/ 49,229,448
End of year balances, Loans		50,770,150	S/ 49,229,448
Beginning of year balances		95,090	61,046
New originated or purchased assets		2,140	1,095
Transfers to Stage 1		0	0
Transfers to Stage 2		0	0
Transfers to Stage 3		0	0
Impact on the expected credit loss for credits that change stage in the year		604	41,383
Write-offs		(71,540)	(13,043)
Foreign exchange effect		(169)	(434)
End of year balances		287,142	95,090
Stage 1 [member]
Disclosure of financial assets [line items]
Beginning of year balances		9,383	9,877
New originated or purchased assets		2,140	1,095
Transfers to Stage 1		3,371	0
Transfers to Stage 2		(7)	(1,053)
Transfers to Stage 3		0	0
Impact on the expected credit loss for credits that change stage in the year		(1,209)	457
Write-offs		(26)	0
Foreign exchange effect		(80)	(142)
End of year balances		8,660	9,383
Stage 2 [member]
Disclosure of financial assets [line items]
Beginning of year balances		85,707	37,987
New originated or purchased assets		0	0
Transfers to Stage 1		(3,371)	0
Transfers to Stage 2		7	1,053
Transfers to Stage 3		(65,103)	0
Impact on the expected credit loss for credits that change stage in the year		1,813	40,926
Write-offs		(1,486)	0
Foreign exchange effect		(88)	(409)
End of year balances		16,308	85,707
Stage 3 [member]
Disclosure of financial assets [line items]
Beginning of year balances		0	13,182
New originated or purchased assets		0	0
Transfers to Stage 1		0	0
Transfers to Stage 2		0	0
Transfers to Stage 3		65,103	0
Impact on the expected credit loss for credits that change stage in the year		0	0
Write-offs		(70,028)	(13,043)
Foreign exchange effect		(1)	117
End of year balances		262,174	0
Direct loans [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		50,415,364	48,249,158
New originated or purchased assets		26,171,677	24,385,615
Assets derecognized or matured (excluding write-offs)		(19,085,508)	(16,145,235)
Transfers to Stage 1		0	0
Transfers to Stage 2		0	0
Transfers to Stage 3		0	0
Write offs		(1,355,464)	(2,405,564)
Others	[1]	(4,016,178)	(3,765,864)
Foreign exchange effect		(299,959)	97,254
End of year balances, Loans		51,829,932	50,415,364
Beginning of year balances		1,730,167	2,349,425
New originated or purchased assets		310,309	345,800
Assets derecognized or matured (excluding write-offs)		(251,523)	(205,649)
Transfers to Stage 1		0	0
Transfers to Stage 2		0	0
Transfers to Stage 3		0	0
Impact on the expected credit loss for credits that change stage in the year	[2]	806,993	1,571,218
Others	[3]	272,801	12,523
Total		1,138,580	1,723,892
Write-offs		(1,424,484)	(2,524,919)
Recovery of written-off loans		158,309	179,683
Foreign exchange effect		(11,530)	2,086
End of year balances		1,591,042	1,730,167
Direct loans [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		44,558,064	41,248,010
New originated or purchased assets		26,171,677	24,385,615
Assets derecognized or matured (excluding write-offs)		(17,288,146)	(14,540,979)
Transfers to Stage 1		942,375	1,191,935
Transfers to Stage 2		(3,121,023)	(3,580,445)
Transfers to Stage 3		(510,401)	(1,051,604)
Write offs		0	0
Others	[1]	(3,876,089)	(3,181,151)
Foreign exchange effect		(280,258)	86,683
End of year balances, Loans		46,596,199	44,558,064
Beginning of year balances		439,324	545,242
New originated or purchased assets		310,309	345,800
Assets derecognized or matured (excluding write-offs)		(116,779)	(117,510)
Transfers to Stage 1		97,781	115,241
Transfers to Stage 2		(129,357)	(142,315)
Transfers to Stage 3		(43,195)	(88,212)
Impact on the expected credit loss for credits that change stage in the year	[2]	(84,502)	(98,820)
Others	[3]	(28,053)	(120,334)
Total		6,204	(106,150)
Write-offs		0	0
Recovery of written-off loans		0	0
Foreign exchange effect		(594)	232
End of year balances		444,934	439,324
Direct loans [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		4,609,607	5,490,460
New originated or purchased assets		0	0
Assets derecognized or matured (excluding write-offs)		(1,691,470)	(1,529,947)
Transfers to Stage 1		(941,739)	(1,190,305)
Transfers to Stage 2		3,157,251	3,607,482
Transfers to Stage 3		(574,385)	(1,294,253)
Write offs		0	0
Others	[1]	(467,120)	(481,308)
Foreign exchange effect		(13,768)	7,478
End of year balances, Loans		4,078,376	4,609,607
Beginning of year balances		566,636	833,912
New originated or purchased assets		0	0
Assets derecognized or matured (excluding write-offs)		(99,816)	(63,854)
Transfers to Stage 1		(97,304)	(114,022)
Transfers to Stage 2		136,890	149,763
Transfers to Stage 3		(133,413)	(380,565)
Impact on the expected credit loss for credits that change stage in the year	[2]	114,762	193,935
Others	[3]	(18,045)	(52,823)
Total		(96,926)	(267,566)
Write-offs		0	0
Recovery of written-off loans		0	0
Foreign exchange effect		(1,042)	290
End of year balances		468,668	566,636
Direct loans [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		1,247,693	1,510,688
New originated or purchased assets		0	0
Assets derecognized or matured (excluding write-offs)		(105,892)	(74,309)
Transfers to Stage 1		(636)	(1,630)
Transfers to Stage 2		(36,228)	(27,037)
Transfers to Stage 3		1,084,786	2,345,857
Write offs		(1,355,464)	(2,405,564)
Others	[1]	327,031	(103,405)
Foreign exchange effect		(5,933)	3,093
End of year balances, Loans		1,155,357	1,247,693
Beginning of year balances		724,207	970,271
New originated or purchased assets		0	0
Assets derecognized or matured (excluding write-offs)		(34,928)	(24,285)
Transfers to Stage 1		(477)	(1,219)
Transfers to Stage 2		(7,533)	(7,448)
Transfers to Stage 3		176,608	468,777
Impact on the expected credit loss for credits that change stage in the year	[2]	776,733	1,476,103
Others	[3]	318,899	185,680
Total		1,229,302	2,097,608
Write-offs		(1,424,484)	(2,524,919)
Recovery of written-off loans		158,309	179,683
Foreign exchange effect		(9,894)	1,564
End of year balances		677,440	724,207
Commercial loans [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		22,770,495
End of year balances, Loans		22,897,732	22,770,495
Beginning of year balances		175,811	278,466
New originated or purchased assets		15,998	35,739
Assets derecognized or matured (excluding write-offs)		(32,968)	(50,613)
Transfers to Stage 1		0	0
Transfers to Stage 2		0	0
Transfers to Stage 3		0	0
Impact on the expected credit loss for credits that change stage in the year	[4]	(24,384)	5,748
Others	[5]	79,768	(21,110)
Total		38,414	(30,236)
Write-offs		(48,668)	(78,217)
Recovery of written-off loans		5,970	4,254
Foreign exchange effect		(8,738)	1,544
End of year balances		162,789	175,811
Commercial loans [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		20,431,597
End of year balances, Loans		20,785,790	20,431,597
Beginning of year balances		16,640	51,611
New originated or purchased assets		15,998	35,739
Assets derecognized or matured (excluding write-offs)		(12,436)	(27,765)
Transfers to Stage 1		3,401	5,405
Transfers to Stage 2		(9,071)	(20,669)
Transfers to Stage 3		(668)	(2,208)
Impact on the expected credit loss for credits that change stage in the year	[4]	(3,310)	(4,722)
Others	[5]	(4,151)	(20,973)
Total		(10,237)	(35,193)
Write-offs		0	0
Recovery of written-off loans		0	0
Foreign exchange effect		(537)	222
End of year balances		5,866	16,640
Commercial loans [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		2,016,434
End of year balances, Loans		1,830,684	2,016,434
Beginning of year balances		36,158	64,470
New originated or purchased assets		0	0
Assets derecognized or matured (excluding write-offs)		(15,076)	(18,765)
Transfers to Stage 1		(3,401)	(5,405)
Transfers to Stage 2		9,235	21,431
Transfers to Stage 3		(1,585)	(14,571)
Impact on the expected credit loss for credits that change stage in the year	[4]	(970)	(1,638)
Others	[5]	(4,805)	(9,539)
Total		(16,602)	(28,487)
Write-offs		0	0
Recovery of written-off loans		0	0
Foreign exchange effect		(508)	175
End of year balances		19,048	36,158
Commercial loans [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		322,464
End of year balances, Loans		281,258	322,464
Beginning of year balances		123,013	162,385
New originated or purchased assets		0	0
Assets derecognized or matured (excluding write-offs)		(5,456)	(4,083)
Transfers to Stage 1		0	0
Transfers to Stage 2		(164)	(762)
Transfers to Stage 3		2,253	16,779
Impact on the expected credit loss for credits that change stage in the year	[4]	(20,104)	12,108
Others	[5]	88,724	9,402
Total		65,253	33,444
Write-offs		(48,668)	(78,217)
Recovery of written-off loans		5,970	4,254
Foreign exchange effect		(7,693)	1,147
End of year balances		137,875	123,013
Consumer
Disclosure of financial assets [line items]
Beginning of year balances, Loans		15,036,411
End of year balances, Loans		15,248,665	15,036,411
Beginning of year balances		1,372,856	1,862,384
New originated or purchased assets		259,855	219,439
Assets derecognized or matured (excluding write-offs)		(166,752)	(121,477)
Transfers to Stage 1		0	0
Transfers to Stage 2		0	0
Transfers to Stage 3		0	0
Impact on the expected credit loss for credits that change stage in the year	[6]	796,408	1,461,306
Others	[7]	161,373	95,934
Total		1,050,884	1,655,202
Write-offs		(1,293,275)	(2,310,032)
Recovery of written-off loans		140,034	165,081
Foreign exchange effect		(915)	221
End of year balances		1,269,584	1,372,856
Consumer | Stage 1 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		12,899,027
End of year balances, Loans		13,390,939	12,899,027
Beginning of year balances		403,740	466,606
New originated or purchased assets		259,855	219,439
Assets derecognized or matured (excluding write-offs)		(86,482)	(75,335)
Transfers to Stage 1		76,844	96,900
Transfers to Stage 2		(111,242)	(101,634)
Transfers to Stage 3		(39,809)	(73,066)
Impact on the expected credit loss for credits that change stage in the year	[6]	(64,694)	(81,900)
Others	[7]	(36,907)	(47,271)
Total		(2,435)	(62,867)
Write-offs		0	0
Recovery of written-off loans		0	0
Foreign exchange effect		(3)	1
End of year balances		401,302	403,740
Consumer | Stage 2 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		1,622,693
End of year balances, Loans		1,385,665	1,622,693
Beginning of year balances		474,416	713,361
New originated or purchased assets		0	0
Assets derecognized or matured (excluding write-offs)		(68,352)	(38,022)
Transfers to Stage 1		(76,388)	(95,895)
Transfers to Stage 2		113,341	104,024
Transfers to Stage 3		(121,804)	(338,289)
Impact on the expected credit loss for credits that change stage in the year	[6]	104,535	174,052
Others	[7]	(10,020)	(44,916)
Total		(58,688)	(239,046)
Write-offs		0	0
Recovery of written-off loans		0	0
Foreign exchange effect		(378)	101
End of year balances		415,350	474,416
Consumer | Stage 3 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		514,691
End of year balances, Loans		472,061	514,691
Beginning of year balances		494,700	682,417
New originated or purchased assets		0	0
Assets derecognized or matured (excluding write-offs)		(11,918)	(8,120)
Transfers to Stage 1		(456)	(1,005)
Transfers to Stage 2		(2,099)	(2,390)
Transfers to Stage 3		161,613	411,355
Impact on the expected credit loss for credits that change stage in the year	[6]	756,567	1,369,154
Others	[7]	208,300	188,121
Total		1,112,007	1,957,115
Write-offs		(1,293,275)	(2,310,032)
Recovery of written-off loans		140,034	165,081
Foreign exchange effect		(534)	119
End of year balances		452,932	494,700
Mortgage loans [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		10,571,300
End of year balances, Loans		11,400,784	10,571,300
Beginning of year balances		93,800	87,198
New originated or purchased assets		3,971	4,114
Assets derecognized or matured (excluding write-offs)		(12,592)	(11,385)
Transfers to Stage 1		0	0
Transfers to Stage 2		0	0
Transfers to Stage 3		0	0
Impact on the expected credit loss for credits that change stage in the year	[8]	(619)	22,256
Others	[9]	(3,335)	(6,945)
Total		(12,575)	8,040
Write-offs		(3,696)	(1,755)
Recovery of written-off loans		0	0
Foreign exchange effect		(1,693)	317
End of year balances		75,836	93,800
Mortgage loans [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		9,577,118
End of year balances, Loans		10,411,232	9,577,118
Beginning of year balances		5,523	6,794
New originated or purchased assets		3,971	4,114
Assets derecognized or matured (excluding write-offs)		(392)	(429)
Transfers to Stage 1		14,968	9,983
Transfers to Stage 2		(1,733)	(2,348)
Transfers to Stage 3		(1,638)	(2,025)
Impact on the expected credit loss for credits that change stage in the year	[8]	(14,506)	(9,606)
Others	[9]	1,299	(969)
Total		1,969	(1,280)
Write-offs		0	0
Recovery of written-off loans		0	0
Foreign exchange effect		(45)	9
End of year balances		7,447	5,523
Mortgage loans [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		669,087
End of year balances, Loans		642,517	669,087
Beginning of year balances		43,956	25,753
New originated or purchased assets		0	0
Assets derecognized or matured (excluding write-offs)		(2,683)	(1,689)
Transfers to Stage 1		(14,968)	(9,983)
Transfers to Stage 2		6,976	6,551
Transfers to Stage 3		(2,492)	(3,142)
Impact on the expected credit loss for credits that change stage in the year	[8]	4,126	16,451
Others	[9]	(12,441)	10,001
Total		(21,482)	18,189
Write-offs		0	0
Recovery of written-off loans		0	0
Foreign exchange effect		(91)	14
End of year balances		22,383	43,956
Mortgage loans [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		325,095
End of year balances, Loans		347,035	325,095
Beginning of year balances		44,321	54,651
New originated or purchased assets		0	0
Assets derecognized or matured (excluding write-offs)		(9,517)	(9,267)
Transfers to Stage 1		0	0
Transfers to Stage 2		(5,243)	(4,203)
Transfers to Stage 3		4,130	5,167
Impact on the expected credit loss for credits that change stage in the year	[8]	9,761	15,411
Others	[9]	7,807	(15,977)
Total		6,938	(8,869)
Write-offs		(3,696)	(1,755)
Recovery of written-off loans		0	0
Foreign exchange effect		(1,557)	294
End of year balances		46,006	44,321
Small and micro-business loans [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		2,037,158
End of year balances, Loans		2,282,751	2,037,158
Beginning of year balances		87,700	121,377
New originated or purchased assets		30,485	86,508
Assets derecognized or matured (excluding write-offs)		(39,211)	(22,174)
Transfers to Stage 1		0	0
Transfers to Stage 2		0	0
Transfers to Stage 3		0	0
Impact on the expected credit loss for credits that change stage in the year	[10]	35,588	81,908
Others	[11]	34,995	(55,356)
Total		61,857	90,886
Write-offs		(78,845)	(134,915)
Recovery of written-off loans		12,305	10,348
Foreign exchange effect		(184)	4
End of year balances		82,833	87,700
Small and micro-business loans [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		1,650,322
End of year balances, Loans		2,008,238	1,650,322
Beginning of year balances		13,421	20,231
New originated or purchased assets		30,485	86,508
Assets derecognized or matured (excluding write-offs)		(17,469)	(13,981)
Transfers to Stage 1		2,568	2,953
Transfers to Stage 2		(7,311)	(17,664)
Transfers to Stage 3		(1,080)	(10,913)
Impact on the expected credit loss for credits that change stage in the year	[10]	(1,992)	(2,592)
Others	[11]	11,706	(51,121)
Total		16,907	(6,810)
Write-offs		0	0
Recovery of written-off loans		0	0
Foreign exchange effect		(9)	0
End of year balances		30,319	13,421
Small and micro-business loans [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		301,393
End of year balances, Loans		219,510	301,393
Beginning of year balances		12,106	30,328
New originated or purchased assets		0	0
Assets derecognized or matured (excluding write-offs)		(13,705)	(5,378)
Transfers to Stage 1		(2,547)	(2,739)
Transfers to Stage 2		7,338	17,757
Transfers to Stage 3		(7,532)	(24,563)
Impact on the expected credit loss for credits that change stage in the year	[10]	7,071	5,070
Others	[11]	9,221	(8,369)
Total		(154)	(18,222)
Write-offs		0	0
Recovery of written-off loans		0	0
Foreign exchange effect		(65)	0
End of year balances		11,887	12,106
Small and micro-business loans [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		85,443
End of year balances, Loans		55,003	85,443
Beginning of year balances		62,173	70,818
New originated or purchased assets		0	0
Assets derecognized or matured (excluding write-offs)		(8,037)	(2,815)
Transfers to Stage 1		(21)	(214)
Transfers to Stage 2		(27)	(93)
Transfers to Stage 3		8,612	35,476
Impact on the expected credit loss for credits that change stage in the year	[10]	30,509	79,430
Others	[11]	14,068	4,134
Total		45,104	115,918
Write-offs		(78,845)	(134,915)
Recovery of written-off loans		12,305	10,348
Foreign exchange effect		(110)	4
End of year balances		40,627	62,173
Line Of Credit Facilities [Member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		5,068,694	4,743,480
New originated or purchased assets		2,508,979	2,669,212
Assets derecognized or matured (excluding write-offs)		(1,845,339)	(2,377,622)
Transfers to Stage 1		0	0
Transfers to Stage 2		0	0
Transfers to Stage 3		0	0
Others	[12]	(119,016)	15,629
Foreign exchange effect		(45,596)	17,995
End of year balances, Loans		5,567,722	5,068,694
Beginning of year balances		14,248	17,932
New originated or purchased assets		1,663	2,110
Assets derecognized or matured (excluding write-offs)		(3,240)	(5,089)
Transfers to Stage 1		0	0
Transfers to Stage 2		0	0
Transfers to Stage 3		0	0
Impact on the expected credit loss for credits that change stage in the year		640	92
Others	[13]	(936)	(826)
Total		(1,873)	(3,713)
Foreign exchange effect		(20)	29
End of year balances		12,355	14,248
Line Of Credit Facilities [Member] | Stage 1 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		4,762,187	4,024,255
New originated or purchased assets		2,508,979	2,669,212
Assets derecognized or matured (excluding write-offs)		(1,751,701)	(2,044,010)
Transfers to Stage 1		22,223	172,930
Transfers to Stage 2		(405,008)	(100,437)
Transfers to Stage 3		(4,050)	(277)
Others	[12]	(76,293)	23,959
Foreign exchange effect		(43,751)	16,555
End of year balances, Loans		5,012,586	4,762,187
Beginning of year balances		2,663	6,624
New originated or purchased assets		1,663	2,110
Assets derecognized or matured (excluding write-offs)		(1,218)	(3,275)
Transfers to Stage 1		144	1,265
Transfers to Stage 2		(626)	(697)
Transfers to Stage 3		(154)	(229)
Impact on the expected credit loss for credits that change stage in the year		(84)	(1,001)
Others	[13]	(376)	(2,155)
Total		(651)	(3,982)
Foreign exchange effect		(14)	21
End of year balances		1,998	2,663
Line Of Credit Facilities [Member] | Stage 2 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		282,559	703,425
New originated or purchased assets		0	0
Assets derecognized or matured (excluding write-offs)		(82,291)	(332,730)
Transfers to Stage 1		(22,223)	(172,930)
Transfers to Stage 2		405,391	102,899
Transfers to Stage 3		(1,000)	(10,778)
Others	[12]	(42,381)	(8,766)
Foreign exchange effect		(1,842)	1,439
End of year balances, Loans		538,213	282,559
Beginning of year balances		2,250	3,939
New originated or purchased assets		0	0
Assets derecognized or matured (excluding write-offs)		(760)	(1,484)
Transfers to Stage 1		(144)	(1,265)
Transfers to Stage 2		668	961
Transfers to Stage 3		(7)	(91)
Impact on the expected credit loss for credits that change stage in the year		355	(109)
Others	[13]	(90)	294
Total		22	(1,694)
Foreign exchange effect		(4)	5
End of year balances		2,268	2,250
Line Of Credit Facilities [Member] | Stage 3 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		23,948	15,800
New originated or purchased assets		0	0
Assets derecognized or matured (excluding write-offs)		(11,347)	(882)
Transfers to Stage 1		0	0
Transfers to Stage 2		(383)	(2,462)
Transfers to Stage 3		5,050	11,055
Others	[12]	(342)	436
Foreign exchange effect		(3)	1
End of year balances, Loans		16,923	23,948
Beginning of year balances		9,335	7,369
New originated or purchased assets		0	0
Assets derecognized or matured (excluding write-offs)		(1,262)	(330)
Transfers to Stage 1		0	0
Transfers to Stage 2		(42)	(264)
Transfers to Stage 3		161	320
Impact on the expected credit loss for credits that change stage in the year		369	1,202
Others	[13]	(470)	1,035
Total		(1,244)	1,963
Foreign exchange effect		(2)	3
End of year balances		S/ 8,089	S/ 9,335

[1]	Corresponds mainly to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (partial amortizations that did not represent a reduction or derecognized of the loan), and (ii) the execution of contingent loans (conversion of indirect debt into direct debt).
[2]	The Group applied its expert judgement with the purpose of reflecting the effects of the potential impairment that could be caused by the withdrawals of Indemnity Severance Deposits (CTS) and funds managed by the Administrators of Private Pension Funds (AFP), which generate an “artificial” improvement of the credit score during 2025 and 2024, that were not considered in the forward-looking model and led to incur in a higher provision for expected loss, see Note 29.1(d.6).
[3]	Corresponds to the expected credit losses for the period that mainly arise to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (variation in the provision recorded for partial amortizations that did not represent a reduction or derecognized of the loan), (ii) variations in credit risk that did not generate transfers to other stages; and (iii) the execution of contingent loans (conversion of indirect debt into direct debt).
[4]	The Group applied its expert judgement with the purpose of reflecting the effects of the potential impairment that could be caused by the withdrawals of Indemnity Severance Deposits (CTS) and funds managed by the Administrators of Private Pension Funds (AFP), which generate an “artificial” improvement of the credit score during 2025 and 2024, that were not considered in the forward-looking model and led to incur in a higher provision for expected loss, see Note 29.1(d.6).
[5]	Corresponds mainly to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (variation in the provision recorded for partial amortizations that did not represent a reduction or derecognized of the loan), (ii) variations in credit risk that did not generate transfers to other stages; and (iii) the execution of contingent loans (conversion of indirect debt into direct debt).
[6]	The Group applied its expert judgement with the purpose of reflecting the effects of the potential impairment that could be caused by the withdrawals of Indemnity Severance Deposits (CTS) and funds managed by the Administrators of Private Pension Funds (AFP), which generate an “artificial” improvement of the credit score during 2025 and 2024, that were not considered in the forward-looking model and led to incur in a higher provision for expected loss, see Note 29.1(d.6).
[7]	Corresponds mainly to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (variation in the provision recorded for partial amortizations that did not represent a reduction or derecognized of the loan), (ii) variations in credit risk that did not generate transfers to other stages; and (iii) the execution of contingent loans (conversion of indirect debt into direct debt).
[8]	The Group applied its expert judgement with the purpose of reflecting the effects of the potential impairment that could be caused by the withdrawals of Indemnity Severance Deposits (CTS) and funds managed by the Administrators of Private Pension Funds (AFP), which generate an “artificial” improvement of the credit score during 2025 and 2024, that were not considered in the forward-looking model and led to incur in a higher provision for expected loss, see Note 29.1(d.6).
[9]	Corresponds mainly to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (variation in the provision recorded for partial amortizations that did not represent a reduction or derecognized of the loan), (ii) variations in credit risk that did not generate transfers to other stages; and (iii) the execution of contingent loans (conversion of indirect debt into direct debt).
[10]	The Group applied its expert judgement with the purpose of reflecting the effects of the potential impairment that could be caused by the withdrawals of Indemnity Severance Deposits (CTS) and funds managed by the Administrators of Private Pension Funds (AFP), which generate an “artificial” improvement of the credit score during 2025 and 2024, that were not considered in the forward-looking model and led to incur in a higher provision for expected loss, see Note 29.1(d.6).
[11]	Corresponds mainly to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (variation in the provision recorded for partial amortizations that did not represent a reduction or derecognized of the loan), (ii) variations in credit risk that did not generate transfers to other stages; and (iii) the execution of contingent loans (conversion of indirect debt into direct debt).
[12]	Corresponds mainly to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (partial amortizations that did not represent a reduction or derecognized of the loan), and (ii) the execution of contingent loans (conversion of indirect debt into direct debt).
[13]	Corresponds mainly to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (variation in the provision recorded for partial amortizations that did not represent a reduction or derecognized of the loan), (ii) variations in credit risk that did not generate transfers to other stages; and (iii) the execution of contingent loans (conversion of indirect debt into direct debt).